Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Prepaid expenses and other current assets						$ 1,588
Total current assets						7,456
Total assets	$ 9,900		$ 11,538			8,271
Other current liabilities	179		573			645
Total current liabilities	8,000		7,538			7,285
Total liabilities	39,759		30,380			10,047
Accumulated deficit	(297,912)		(284,734)	$ (270,203)	$ (264,891)	(257,256)
Total stockholders’ deficit	(29,859)	$ (24,224)	(18,842)	(12,401)	(7,427)	(1,776)	$ (36,195)
Total liabilities and stockholders’ deficit	$ 9,900		$ 11,538			8,271
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Prepaid expenses and other current assets						957
Total current assets						6,825
Total assets						7,640
Other current liabilities
Total current liabilities						6,640
Total liabilities						9,402
Accumulated deficit				(270,189)	(264,877)	(257,242)
Total stockholders’ deficit						(1,762)
Total liabilities and stockholders’ deficit						7,640
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Prepaid expenses and other current assets						631
Total current assets						631
Total assets						631
Other current liabilities						645
Total current liabilities						645
Total liabilities						645
Accumulated deficit				$ (14)	$ (14)	(14)
Total stockholders’ deficit						(14)
Total liabilities and stockholders’ deficit						$ 631